BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (4.0%)
$6,000,000	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300%	$5,999,785
6,000,000	Foursight Capital Automobile Receivables Trust 2021-1[1]	08/15/24	0.400	6,000,301
	Total Asset Backed Securities (Cost $11,999,931)			12,000,086
	COMMERCIAL MORTGAGE BACKED SECURITIES (1.6%)
5,000,000	ACRE Commercial Mortgage, Ltd. 2021-FL4 (1-Month USD-LIBOR + 0.830%)[1,2]	12/18/37	0.980	5,002,550
	Total Commercial Mortgage Backed Securities (Cost $5,000,000)			5,002,550
	CORPORATE BONDS (60.2%)
	BANKS (21.5%)
9,000,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	9,552,050
10,000,000	Goldman Sachs Group, Inc.	01/27/23	0.481	10,001,497
9,765,000	HSBC Holdings, Plc. (3-Month USD-LIBOR + 1.055%)[2]	03/13/23	3.262	10,075,690
10,000,000	KeyBank NA	03/10/23	1.250	10,195,261
8,997,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	9,286,207
8,550,000	Morgan Stanley	07/28/21	5.500	8,767,139
6,950,000	MUFG Americas Holdings Corp.	06/18/22	3.500	7,255,175
				65,133,019
	COMPUTERS (1.8%)
5,000,000	Hewlett Packard Enterprise Co.	10/02/23	4.450	5,485,769
	DIVERSIFIED FINANCIAL SERVICES (7.6%)
1,419,000	Air Lease Corp.	01/15/22	3.500	1,458,126
7,500,000	American Express Co.	05/20/22	2.750	7,721,329
3,500,000	Aviation Capital Group LLC[1]	01/20/22	2.875	3,563,687
10,000,000	Capital One Financial Corp.	05/11/23	2.600	10,443,155
				23,186,297
	ELECTRIC (6.4%)
9,474,000	PSEG Power LLC	06/01/23	3.850	10,180,854
9,000,000	Virginia Electric & Power Co.	01/15/22	2.950	9,168,169
				19,349,023
	INSURANCE (7.6%)
3,500,000	Athene Global Funding[1]	01/25/22	4.000	3,620,024
10,000,000	Guardian Life Global Funding[1]	05/08/22	2.500	10,279,661
9,000,000	New York Life Global Funding[1]	10/21/23	0.400	9,009,231
				22,908,916
	MACHINERY-CONSTRUCTION & MINING (2.6%)
7,690,000	Caterpillar Financial Services Corp.	09/06/22	1.900	7,884,267

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MEDIA (1.4%)
$4,000,000	Sky, Ltd.[1]	11/26/22	3.125%	$4,196,935
	OIL & GAS (6.9%)
10,000,000	Chevron Corp.	06/24/23	3.191	10,604,025
10,000,000	Exxon Mobil Corp.	04/15/23	1.571	10,266,055
				20,870,080
	PHARMACEUTICALS (1.7%)
2,500,000	AbbVie, Inc.	11/06/22	2.900	2,607,850
2,500,000	AbbVie, Inc.	11/21/22	2.300	2,583,030
				5,190,880
	SOFTWARE (2.7%)
8,000,000	VMware, Inc.	08/21/22	2.950	8,287,270
	Total Corporate Bonds (Cost $182,584,077)			182,492,456
	U.S. TREASURY BILLS (36.3%)
34,900,000	U.S. Treasury Bill[3]	02/04/21	0.000	34,899,888
50,000,000	U.S. Treasury Bill[3]	03/16/21	0.000	49,995,491
25,000,000	U.S. Treasury Bill[3]	04/22/21	0.000	24,996,666
	Total U.S. Treasury Bills (Cost $109,891,129)			109,892,045

TOTAL INVESTMENTS (Cost $309,475,137)[4]	102.1%	$309,387,137
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)%	(6,281,763)
NET ASSETS	100.0%	$303,105,374

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2021 was $51,224,439 or 16.9% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2021 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
4	The aggregate cost for federal income tax purposes is $309,475,137, the aggregate gross unrealized appreciation is $14,756 and the aggregate gross unrealized depreciation is $102,756, resulting in net unrealized depreciation of $88,000.

Abbreviation:

LIBOR – London Interbank Offered Rate.

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Partner Fund – Select Short Term Assets (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Asset Backed Securities	$–	$12,000,086	$–	$12,000,086
Commercial Mortgage Backed Securities	–	5,002,550	–	5,002,550
Corporate Bonds	–	182,492,456	–	182,492,456
U.S. Treasury Bills	–	109,892,045	–	109,892,045
Total Investment, at value	$–	$309,387,137	$–	$309,387,137

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.